FINANCIAL INSTRUMENTS (Details 13) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,317,598	$ 6,824,202
Financial liabilities, at fair value	6,114,417	7,641,425
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,392,010	3,519,027
Financial liabilities, at fair value	3,161,062	3,970,081
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	454,652	741,669
Financial liabilities, at fair value	463,308	770,551
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	284,690	153,860
Financial liabilities, at fair value	284,690	153,860
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	230	236
Financial liabilities, at fair value	230	236
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	79,045	87,822
Financial liabilities, at fair value	79,045	87,822
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,034,023	1,188,917
Financial liabilities, at fair value	1,024,721	1,458,106
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	34,787	35,984
Financial liabilities, at fair value	34,787	35,984
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	19,875	27,373
Financial liabilities, at fair value	19,875	27,373
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	27,764	1,410
Financial liabilities, at fair value	0	0
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	106,904	99,428
Financial liabilities, at fair value	106,904	99,428
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	22,072	18,444
Financial liabilities, at fair value	22,072	18,444
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	268,624	298,908
Financial liabilities, at fair value	268,624	298,908
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,347	3,503
Financial liabilities, at fair value	2,347	3,503
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	38,278	77,158
Financial liabilities, at fair value	38,278	77,158
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	509,540	531,181
Financial liabilities, at fair value	565,717	600,689
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	10,834	11,924
Financial liabilities, at fair value	10,834	11,924
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	266	314
Financial liabilities, at fair value	266	314
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	27,889	26,400
Financial liabilities, at fair value	27,889	26,400
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,768	644
Financial liabilities, at fair value	$ 3,768	$ 644